PENSION AND OTHER POSTRETIREMENT BENEFITS - PLAN ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension | Equity Securities, US | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	$ 0
Fair value of plan assets at end of year	0	$ 0
Pension | Equity Securities, US | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	$ 0	$ 0
Canada | Equity securities
Pension and Other Postretirement Benefit Disclosures
Plan asset allocations	45.80%	52.00%
Canada | Fixed income securities
Pension and Other Postretirement Benefit Disclosures
Plan asset allocations	33.40%	34.20%
Canada | Other
Pension and Other Postretirement Benefit Disclosures
Plan asset allocations	20.70%	13.80%
Canada | Pension
Change in plan assets
Fair value of plan assets at beginning of year	$ 3,619	$ 2,019
Fair value of plan assets at end of year	3,523	3,619
Canada | Pension | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	2,861
Fair value of plan assets at end of year	2,979	2,861
Canada | Pension | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	418
Fair value of plan assets at end of year	(18)	418
Canada | Pension | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	340	281
Unrealized and realized gains	77	26
Purchases and settlements, net	145	33
Fair value of plan assets at end of year	562	340
Canada | Pension | Cash and Cash Equivalents | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	169
Fair value of plan assets at end of year	246	169
Canada | Pension | Cash and Cash Equivalents | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	169
Fair value of plan assets at end of year	246	169
Canada | Pension | Equity Securities, Non-US
Change in plan assets
Fair value of plan assets at beginning of year	1,267
Fair value of plan assets at end of year	623	1,267
Canada | Pension | Equity Securities, Non-US | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	842
Fair value of plan assets at end of year	623	842
Canada | Pension | Equity Securities, Non-US | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	425
Fair value of plan assets at end of year	0	425
Canada | Pension | Equity Securities, Non-US | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | Pension | Equity Securities, US
Change in plan assets
Fair value of plan assets at beginning of year	427
Fair value of plan assets at end of year	(1)	427
Canada | Pension | Equity Securities, US | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	427
Fair value of plan assets at end of year	(1)	427
Canada | Pension | Equity Securities, Global
Change in plan assets
Fair value of plan assets at beginning of year	189
Fair value of plan assets at end of year	993	189
Canada | Pension | Equity Securities, Global | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	189
Fair value of plan assets at end of year	993	189
Canada | Pension | Equity Securities, Global | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | Pension | Equity Securities, Global | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | Pension | Government | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	933
Fair value of plan assets at end of year	661	933
Canada | Pension | Government | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	933
Fair value of plan assets at end of year	661	933
Canada | Pension | Government | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | Pension | Government | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | Pension | Corporate | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	304
Fair value of plan assets at end of year	517	304
Canada | Pension | Corporate | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	301
Fair value of plan assets at end of year	457	301
Canada | Pension | Corporate | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	3
Fair value of plan assets at end of year	0	3
Canada | Pension | Corporate | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	60	0
Canada | Pension | Infrastructure and real estate | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	340
Fair value of plan assets at end of year	502	340
Canada | Pension | Infrastructure and real estate | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | Pension | Infrastructure and real estate | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | Pension | Infrastructure and real estate | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	340
Fair value of plan assets at end of year	502	340
Canada | Pension | Forward currency contracts | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	(10)
Fair value of plan assets at end of year	(18)	(10)
Canada | Pension | Forward currency contracts | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | Pension | Forward currency contracts | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	(10)
Fair value of plan assets at end of year	(18)	(10)
Canada | Pension | Forward currency contracts | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Unrealized and realized gains	0	0
Purchases and settlements, net	0	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Cash and Cash Equivalents | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Cash and Cash Equivalents | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Equity Securities, US
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Equity Securities, US | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Equity Securities, US | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Equity Securities, US | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Equity Securities, Global
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Equity Securities, Global | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Equity Securities, Global | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Equity Securities, Global | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Government | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Government | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Government | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Canada | OPEB | Government | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	$ 0
Canada | OPEB | Corporate | Fair Value
Change in plan assets
Fair value of plan assets at end of year	0
Canada | OPEB | Corporate | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	0
Canada | OPEB | Corporate | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	0
Canada | OPEB | Corporate | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	0
Canada | OPEB | Infrastructure and real estate | Fair Value
Change in plan assets
Fair value of plan assets at end of year	0
Canada | OPEB | Infrastructure and real estate | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	0
Canada | OPEB | Infrastructure and real estate | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	0
Canada | OPEB | Infrastructure and real estate | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	$ 0
United States | Equity securities
Pension and Other Postretirement Benefit Disclosures
Plan asset allocations	51.70%	47.10%
United States | Fixed income securities
Pension and Other Postretirement Benefit Disclosures
Plan asset allocations	32.90%	47.70%
United States | Other
Pension and Other Postretirement Benefit Disclosures
Plan asset allocations	15.40%	5.20%
United States | Pension
Change in plan assets
Fair value of plan assets at beginning of year	$ 1,097	$ 361
Fair value of plan assets at end of year	1,045	1,097
United States | Pension | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	989
Fair value of plan assets at end of year	915	989
United States | Pension | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	52
Fair value of plan assets at end of year	0	52
United States | Pension | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	56	40
Unrealized and realized gains	9	5
Purchases and settlements, net	65	11
Fair value of plan assets at end of year	130	56
United States | Pension | Cash and Cash Equivalents | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	2
Fair value of plan assets at end of year	56	2
United States | Pension | Cash and Cash Equivalents | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	2
Fair value of plan assets at end of year	56	2
United States | Pension | Equity Securities, Non-US
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	1	0
United States | Pension | Equity Securities, Non-US | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	1	0
United States | Pension | Equity Securities, Non-US | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | Pension | Equity Securities, Non-US | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | Pension | Equity Securities, US
Change in plan assets
Fair value of plan assets at beginning of year	343
Fair value of plan assets at end of year	50	343
United States | Pension | Equity Securities, US | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	343
Fair value of plan assets at end of year	50	343
United States | Pension | Equity Securities, Global
Change in plan assets
Fair value of plan assets at beginning of year	174
Fair value of plan assets at end of year	489	174
United States | Pension | Equity Securities, Global | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	122
Fair value of plan assets at end of year	489	122
United States | Pension | Equity Securities, Global | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	52
Fair value of plan assets at end of year	0	52
United States | Pension | Equity Securities, Global | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | Pension | Government | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	265	0
United States | Pension | Government | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	265	0
United States | Pension | Government | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | Pension | Government | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | Pension | Corporate | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	523
Fair value of plan assets at end of year	79	523
United States | Pension | Corporate | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	522
Fair value of plan assets at end of year	54	522
United States | Pension | Corporate | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	1
Fair value of plan assets at end of year	0	1
United States | Pension | Corporate | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	25	0
United States | Pension | Infrastructure and real estate | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	56
Fair value of plan assets at end of year	105	56
United States | Pension | Infrastructure and real estate | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | Pension | Infrastructure and real estate | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | Pension | Infrastructure and real estate | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	56
Fair value of plan assets at end of year	105	56
United States | Pension | Forward currency contracts | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	(1)
Fair value of plan assets at end of year	0	(1)
United States | Pension | Forward currency contracts | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | Pension | Forward currency contracts | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	(1)
Fair value of plan assets at end of year	0	(1)
United States | Pension | Forward currency contracts | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | OPEB
Change in plan assets
Fair value of plan assets at beginning of year	213	115
Fair value of plan assets at end of year	181	213
United States | OPEB | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	213
Fair value of plan assets at end of year	181	213
United States | OPEB | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	213
Fair value of plan assets at end of year	176	213
United States | OPEB | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | OPEB | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Unrealized and realized gains	0	0
Purchases and settlements, net	5	0
Fair value of plan assets at end of year	5	0
United States | OPEB | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	5	0
United States | OPEB | Cash and Cash Equivalents | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	1
Fair value of plan assets at end of year	7	1
United States | OPEB | Cash and Cash Equivalents | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	1
Fair value of plan assets at end of year	7	1
United States | OPEB | Equity Securities, US
Change in plan assets
Fair value of plan assets at beginning of year	80
Fair value of plan assets at end of year	63	80
United States | OPEB | Equity Securities, US | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	80
Fair value of plan assets at end of year	63	80
United States | OPEB | Equity Securities, US | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | OPEB | Equity Securities, US | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | OPEB | Equity Securities, Global
Change in plan assets
Fair value of plan assets at beginning of year	36
Fair value of plan assets at end of year	35	36
United States | OPEB | Equity Securities, Global | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	36
Fair value of plan assets at end of year	35	36
United States | OPEB | Equity Securities, Global | Level 2
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | OPEB | Equity Securities, Global | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | OPEB | Government | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	96
Fair value of plan assets at end of year	68	96
United States | OPEB | Government | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	96
Fair value of plan assets at end of year	68	96
United States | OPEB | Government | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
United States | OPEB | Government | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	$ 0
United States | OPEB | Corporate | Fair Value
Change in plan assets
Fair value of plan assets at end of year	5
United States | OPEB | Corporate | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	3
United States | OPEB | Corporate | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	0
United States | OPEB | Corporate | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	2
United States | OPEB | Infrastructure and real estate | Fair Value
Change in plan assets
Fair value of plan assets at end of year	3
United States | OPEB | Infrastructure and real estate | Level 1 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	0
United States | OPEB | Infrastructure and real estate | Level 2 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	0
United States | OPEB | Infrastructure and real estate | Level 3 | Fair Value
Change in plan assets
Fair value of plan assets at end of year	$ 3
Minimum | Canada | Equity securities
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	40.00%
Minimum | Canada | Fixed income securities
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	27.50%
Minimum | Canada | Other
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	0.00%
Minimum | United States | Equity securities
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	52.50%
Minimum | United States | Fixed income securities
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	27.50%
Minimum | United States | Other
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	0.00%
Maximum | Canada | Equity securities
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	70.00%
Maximum | Canada | Fixed income securities
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	60.00%
Maximum | Canada | Other
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	20.00%
Maximum | United States | Equity securities
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	70.00%
Maximum | United States | Fixed income securities
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	30.00%
Maximum | United States | Other
Pension and Other Postretirement Benefit Disclosures
Allocation of plan assets (as a percent)	20.00%